Annual Total Returns - Fidelity Advisor® Value Strategies Fund [BarChart] - 11.30 Fidelity Advisor Value Strategies Fund - K PRO-08 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Class K
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(9.16%)
Annual Return 2012	27.29%
Annual Return 2013	30.60%
Annual Return 2014	6.63%
Annual Return 2015	(2.43%)
Annual Return 2016	11.41%
Annual Return 2017	19.31%
Annual Return 2018	(17.32%)
Annual Return 2019	34.73%
Annual Return 2020	8.41%